Derivatives - Additional Information (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Deferred net gains (loss) on derivatives		$ 8.0
Cash Flow Hedges
Derivative [Line Items]
Net payments on cash flow hedges	$ 1.8
Maximum period for hedging transactions	9 years	9 years
Interest-bearing Deposits in Banks
Derivative [Line Items]
Cash or securities pledged as collateral	$ 16.4	$ 20.3	$ 3.4